COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of take-or-pay contracts

As of December 31, 2021, and 2020, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2020	2021	2022	2023	2024	After 2024	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	946,865	1,351,564	1,483,615	1,552,730	1,605,777	2,895,525	7,537,647
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	1,044,380	1,546,308	1,508,336	388,863	370,132	2,039,360	4,306,691
Processing of slag generated during pig iron and steel production.	75,863	73,983	46,833	41,973	6,334	0	95,140
Manufacturing, repair, recovery and production of ingot casting machine units.	7,674	3,499	0	0	0	0	0
Oil Storage and Handling	1,900	2,489	2,666	2,666	666	0	5,998
Labor and consultancy services	32,279	33,375	35,526	35,526	35,526	167,416	273,994
	2,108,961	3,011,218	3,076,976	2,021,758	2,018,435	5,102,301	12,219,470